Intangibles - Amortization of Intangibles (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Intangible Liabilities, And Goodwill Disclosure [Abstract]
Net amortization expense	$ 4.5	$ 6.2	$ 8.3	$ 8.1	$ 6.4
Finite-Lived Intangible Assets and Liabilities, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	1.0
2016	3.9
2017	3.9
2018	3.7
2019	$ 3.5